Prepayments, Receivables and Other Assets (Details) - Schedule of Prepayments, Receivables and Other Assets - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Prepayments, Receivables and Other Assets [Abstract]
Receivable from a third-party company	$ 426,261	$ 473,237
Others	164,082	230,642
Total prepayments, receivables and other assets	590,343	703,879
Less: allowance for doubtful accounts	(452,365)	(473,237)
Prepayments, receivables and other assets, net	$ 137,978	$ 230,642